Financial instruments and risks - Summary of Maturity Profile of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	$ 19,288	$ 18,233
Accounts payable	5,391	6,181
Accrued expenses	17,808	14,505
Total contractual liabilities	42,487	38,919
Within 1 year
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	3,195	2,950
Accounts payable	5,391	6,181
Accrued expenses	17,808	14,505
Total contractual liabilities	26,394	23,636
Between 1 and 5 years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	9,729	8,862
Accounts payable		0
Accrued expenses		0
Total contractual liabilities	9,729	8,862
After 5 years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	6,364	6,421
Accounts payable		0
Accrued expenses		0
Total contractual liabilities	6,364	6,421
Net carrying amount
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	18,601	16,743
Accounts payable	5,391	6,181
Accrued expenses	17,808	14,505
Total contractual liabilities	$ 41,800	$ 37,429